Submission	Jan. 21, 2026
Submission [Line Items]
Central Index Key	0001626971
Registrant Name	Corvus Pharmaceuticals, Inc.
Registration File Number	333-281318
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A